Provisions - Summary of Restructuring Provision (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Additional Provisions Other Provisions [Line Items]
Current portion Beginning Balance	€ 364
Non-current portion Beginning Balance	207
Beginning Balance	571
Current portion Ending Balance	248	€ 364
Non-current portion Ending Balance	133	207
Ending balance	381	571
Restructuring provision [member]
Disclosure Of Additional Provisions Other Provisions [Line Items]
Current portion Beginning Balance	364	0
Non-current portion Beginning Balance	59	0
Beginning Balance	423	0
Additions	53	3,804
Releases		0
Used during the year	(228)	(3,381)
Interest accretion		0
Current portion Ending Balance	248	364
Non-current portion Ending Balance	0	59
Ending balance	€ 248	€ 423